RECENT DEVELOPMENTS AND OTHER INFORMATION - Schedule of settlement of debt and collar financing derivatives (Details) - BRL (R$) R$ in Thousands		1 Months Ended			12 Months Ended
		Apr. 30, 2024 [2]	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2024
RECENT DEVELOPMENTS AND OTHER INFORMATION
Debt settlement Cash Effect, Interest					R$ (179,342)
Gain/Loss Settlement Collar Financing	[1]				R$ 822,687
Cosan Oito S.A. [member] | Vale SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Direct		3.91%	3.91%	2.62%
Collar-related			0.74%	2.03%
Total ownership interest		3.91%	4.65%	4.65%
Debt settlement Cash Effect, Principal		R$ (1,918,773)	R$ (2,067,956)	R$ (1,698,606)
Debt settlement Cash Effect, Interest		(65,880)	(63,689)	(49,773)
Gain/Loss Settlement Collar Financing	[1]	R$ 331,116	R$ 303,431	R$ 188,140

[1]	The gain mentioned in this settlement was recognized in the financial results for the year.
[2]	On April 19, 2024, the Company concluded the sale of 33,524,185 shares, equivalent to 0.78% of Vale's voting share capital.